Average Annual Total Returns		12 Months Ended	14 Months Ended	17 Months Ended	27 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended	210 Months Ended	253 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CHAMPLAIN SMALL COMPANY FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%		14.29%		10.68%
CHAMPLAIN SMALL COMPANY FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%				6.09%		9.62%		8.13%
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.53%)				1.74%		8.77%		9.03%
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.90%)				(0.17%)		6.76%		7.49%
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.49%)				1.24%		6.83%		7.35%
CHAMPLAIN SMALL COMPANY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.28%)				2.00%		9.03%		9.15%
CHAMPLAIN MID CAP FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%		14.29%	11.88%
CHAMPLAIN MID CAP FUND | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.60%				8.67%		11.01%	10.17%
CHAMPLAIN MID CAP FUND | Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.42%				2.57%		10.45%	10.14%
CHAMPLAIN MID CAP FUND | Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.29%)				0.79%		8.79%	8.58%
CHAMPLAIN MID CAP FUND | Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.50%				1.86%		8.30%	8.17%
CHAMPLAIN MID CAP FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.70%				2.83%		10.73%	10.94%
CHAMPLAIN STRATEGIC FOCUS FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			23.65%
CHAMPLAIN STRATEGIC FOCUS FUND | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.66%			20.42%
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.74%			10.73%
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.40%			9.92%
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.61%			8.10%
VONTOBEL INTERNATIONAL EQUITY FUND | MSCI AC World Index ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%		8.41%
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.35%				4.37%		7.08%
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.54%				3.42%		6.60%
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.54%				3.40%		5.75%
VONTOBEL INTERNATIONAL EQUITY FUND | A Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.21%				4.20%		6.86%
VONTOBEL INTERNATIONAL EQUITY FUND | Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.50%				4.45%		7.12%
Vontobel Global Equity Fund | MSCI ACWI (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%		24.30%
Vontobel Global Equity Fund | A Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.67%		11.37%
Vontobel Global Equity Fund | Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.92%		11.49%
Vontobel Global Equity Fund | Y Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.70%		11.23%
Vontobel Global Equity Fund | Y Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.44%		8.79%
Vontobel Global Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.28%		10.87%
Vontobel U.S. Equity Fund | S&P 500 Index (Net Return) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.43%				13.92%	14.50%
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	7.73%
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.98%				9.92%	12.56%
Vontobel U.S. Equity Fund | Y Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.88%)				4.13%	8.54%
Vontobel U.S. Equity Fund | Y Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.42%				7.60%	10.09%

[1]	Index comparison begins June 30, 2008.
[2]	Advisor Shares of the Fund were offered beginning June 30, 2008.
[3]	Institutional Shares of the Fund were offered beginning January 3, 2011.
[4]	Institutional Shares of the Fund were offered beginning October 16, 2023.
[5]	Y Shares of the Fund were offered beginning March 27, 2018. Class A Shares of the Fund were offered beginning October 18, 2024. Index comparison begins March 27, 2018.